Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Schedule of balances with related parties

Balances with related parties at December 31 are as follows:

	2020
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	3,078	—	—
Villar Mir Energía, S.L.U.	2,454	—	—	2,458
Espacio Information Technology, S.A.U.	—	—	—	701
Other related parties	—	(2)	—	37
Total	2,454	3,076	—	3,196

	2019
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,953	—	—
Villar Mir Energía, S.L.U.	2,247	—	—	2,022
Espacio Information Technology, S.A.U.	—	—	—	2,651
Other related parties	—	2	—	157
Total	2,247	2,955	—	4,830

Schedule of transactions with related parties and other related parties

	2020
	Sales and		Other	Finance
	Operating		Operating	Income
	Income	Cost of Sales	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	16
Villar Mir Energía, S.L.U.	—	39,900	647	—
Espacio Information Technology, S.A.U.	—	—	3,171	—
Enérgya VM Gestión, S.L	—	—	79	—
Aurinka	—	1	308	—
Other related parties	—	—	3	—
Total	—	39,901	4,208	16

	2019
	Sales and		Other	Finance
	Operating		Operating	Income
	Income	Cost of Sales	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	1	68
Villar Mir Energía, S.L.U.	—	65,406	681	—
Espacio Information Technology, S.A.U.	—	—	3,566	—
Enérgya VM Generación, S.L	1	—	1	—
Enérgya VM Gestión, S.L	—	1	89	—
Aurinka	—	—	3,206	—
Other related parties	143	—	7	—
Total	144	65,407	7,551	68

	2018
	Sales and		Other	Finance
	Operating		Operating	Income
	Income	Cost of Sales	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	6	72
Villar Mir Energía, S.L.U.	—	99,939	803	—
Espacio Information Technology, S.A.U.	—	—	4,226	—
Enérgya VM Generación, S.L	11,874	—	48	—
Enérgya VM Gestión, S.L	—	—	76	—
Other related parties	20	—	119	—
Total	11,894	99,939	5,278	72

Discontinued operations
Disclosure of transactions between related parties [line items]
Schedule of transactions with related parties and other related parties

At 31 December, 2020, there were not discontinued transactions considered with Related Parties. Transactions with related parties in 2019 and 2018 are as follows:

	2019
	Sales and		Other
	Operating		Operating
	Income	Cost of Sales	Expenses
	US$'000	US$'000	US$'000
Villar Mir Energía, S.L.U.	—	—	373
Enérgya VM Generación, S.L	12,635	—	117
Enérgya VM Gestión, S.L	—	66	—
Total	12,635	66	490

	2018
	Sales and		Other
	Operating		Operating
	Income	Cost of Sales	Expenses
	US$'000	US$'000	US$'000
Villar Mir Energía, S.L.U.	—	—	664
Enérgya VM Generación, S.L	31,898	—	224
Enérgya VM Gestión, S.L	—	42	43
Total	31,898	42	931